Fair Value Measurements - Non-recurring Fair Value Measurements (Details) - Southport Acquisition Corp	May 25, 2023 USD ($) $ / shares shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares	Feb. 14, 2024 shares	Feb. 12, 2024 Y $ / shares	Jan. 12, 2024 Y $ / shares shares	Dec. 13, 2023 $ / shares Y shares	Nov. 14, 2023 Y $ / shares shares	Oct. 11, 2023 $ / shares Y shares	Sep. 30, 2023 Y $ / shares shares	Jun. 09, 2023 $ / shares Y shares
Sponsor | Class B common stock
Fair Value Measurement Inputs
Shares transferred upon consummation of extension | shares	500,000										500,000
Fair value per share of shares transferred upon consummation of extension | $	$ 387,000
Fair value per share of shares transferred upon consummation of extension (in per shares)	$ 0.77
Additional non redemption shares transferred | shares	999,996	999,996	999,996	166,666		166,666	166,666	166,666	166,666	166,666
Sponsor | Class B common stock | Minimum
Fair Value Measurement Inputs
Fair value of common stock on additional shares transferred per share	$ 0.82
Sponsor | Class B common stock | Maximum
Fair Value Measurement Inputs
Fair value of common stock on additional shares transferred per share	$ 0.83
Common stock price
Fair Value Measurement Inputs
Measurement input					10.73	10.65	10.62	10.6	10.57	10.56	10.54
Estimated probability of an Initial Business Combination
Fair Value Measurement Inputs
Measurement input					0.10	0.10	0.10	0.10	0.10	0.10	0.10
Estimated volatility
Fair Value Measurement Inputs
Measurement input					0.644	0.6602	0.6552	0.6391	0.649	0.6596	0.7656
Risk-free rate
Fair Value Measurement Inputs
Measurement input					0.0488	0.046	0.0488	0.0517	0.0531	0.0539	0.051
Time to expiration
Fair Value Measurement Inputs
Measurement input | Y					1	1	1	1	1	1	1